Note 5 - Loans, Net of Allowance for Credit Losses (Details Textual) - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Satisfactory Grade Loans [Member]
Statement Line Items [Line Items]
Percentage of Lending Assets	97.00%	99.00%
West Texas Intermediate [member] | Bottom of range [member]
Statement Line Items [Line Items]
Global oil prices	$ 80